10. Convertible Note Payable (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Convertible note payable

The following is a summary of convertible notes payable as of September 30, 2020:

Note*	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 2	10/31/2019	12/15/2020	8%	$208,000	$19,945	$188,055
Note 3	12/5/2019	12/5/2020	8%	62,000	4,685	57,315
Note 4	12/31/2019	12/31/2020	8%	62,000	3,225	58,775
Note 5	1/27/2020	1/27/2021	8%	184,000	11,101	172,899
Note 6	2/19/2020	2/19/2021	8%	78,000	7,640	70,360
Note 7	3/10/2020	3/10/2021	8%	78,000	9,374	68,626
Note 8	8/4/2020	8/4/2021	8%	156,000	45,077	110,923
				$828,000	$101,047	$726,953

The following is a summary of convertible notes payable as of March 31, 2020:

Note Reference	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 1	10/4/2019	10/4/2020	8%	$82,000	$18,868	$63,132
Note 2	10/31/2019	12/15/2020	8%	208,000	53,298	154,702
Note 3	12/5/2019	12/5/2020	8%	62,000	13,021	48,979
Note 4	12/31/2019	12/31/2020	8%	62,000	9,181	52,819
Note 5	1/27/2020	1/27/2021	8%	184,000	26,509	157,491
Note 6	2/19/2020	2/19/2021	8%	78,000	15,826	62,174
Note 7	3/10/2020	3/10/2021	8%	78,000	19,147	58,853
				$754,000	$155,850	$598,150

Allocation of cash proceeds

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Total
Compound embedded derivative	$26,395	$68,030	$15,893	$10,812	$25,834	$14,095	$17,636	$42,463	$221,156
Convertible notes payable	48,605	133,970	44,107	49,188	152,666	60,905	57,364	107,537	654,344
Original issue discount	7,000	6,000	2,000	2,000	5,500	3,000	3,000	6,000	34,500
Face value	$82,000	$208,000	$62,000	$62,000	$184,000	$78,000	$78,000	$156,000	$910,000

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Total
Compound embedded derivative	$26,395	$68,030	$15,893	$10,812	$25,834	$14,095	$17,633	$178,692
Convertible notes payable	48,605	133,970	44,107	49,188	152,666	60,905	57,367	546,808
Original issue discount	7,000	6,000	2,000	2,000	5,500	3,000	3,000	28,500
Face value	$82,000	$208,000	$62,000	$62,000	$184,000	$78,000	$78,000	$754,000

Amortization expense, interest expense and accrued interest

Amortization expense and interest expense for the six months ended September 30, 2020 is as follows:

Note	Interest Expense	Accrued Interest Balance	Amortization of Debt Discount	Unamortized Discount
Note 1	$1,015	$–	$18,870	$0
Note 2	8,343	13,958	33,352	19,945
Note 3	2,487	4,077	8,335	4,685
Note 4	2,487	3,723	5,955	3,225
Note 5	7,380	9,961	15,408	11,101
Note 6	3,129	3,829	8,186	7,640
Note 7	3,129	3,488	9,774	9,374
Note 8	6,975	6,975	3,386	45,077
	$34,945	$46,011	$103,266	$101,047

Amortization expense, interest expense and accrued interest for the year ended March 31, 2020 is as follows:

Note	Interest Expense	Accrued Interest Balance	Amortization of Debt Discount
Note 1	$3,217	$3,217	$14,526
Note 2	5,956	5,956	20,732
Note 3	1,590	1,590	4,872
Note 4	1,237	1,237	3,631
Note 5	2,581	2,581	4,825
Note 6	701	701	1,269
Note 7	359	359	1,488
	$15,641	$15,641	$51,343